Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events

On January 2, 2024 the Company entered into a consulting agreement with PAR Act III, LLC (“PAR Act III”) pursuant to which PAR Act III will provide the Company with strategic consulting, merger and acquisition technology due diligence, and other professional and expert services that may be requested from time to time by the Company’s Chief Executive Officer. In consideration for the services provided under the consulting agreement, the Company amended its common stock purchase warrant issued to PAR Act III on April 8, 2021 to extend the termination date of the warrant to April 8, 2028, subject to the consulting agreement remaining in effect through April 8, 2026. The warrant provides PAR Act III the right to purchase 500,000 shares of Company common stock at an exercise price of $76.50 per share and 3,975 shares of Company common stock at an exercise price of $75.90 per share.